Condensed Consolidated Statement of Changes in Shareholders’ Equity (unaudited) (Parenthetical) - $ / shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of Stockholders' Equity [Abstract]
Common stock dividends declared (in dollars per share)	$ 0.02	$ 0.10